Consolidated Statements of Operations And Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 321	$ 239	$ 690	$ 269
Operating expenses:
Research and development	11,131	13,493	23,384	29,193	27,830
General and administrative expenses	7,438	5,509	13,015	10,380	11,294
Foreign currency losses (gains)	660	(1,491)	699	(957)	234
Total operating expenses	19,229	17,511	35,700	40,530	38,890
Loss from operations	(18,908)	(17,272)	(35,010)	(40,261)	(38,890)
Other income (expense), net:
Interest income	3	6	6	78	379
Interest expense	(1)	(1)			(3)
Other income	2,162	2,502	4,496	6,883	6,378
Loss on issuance of securities in recapitalization transaction	(6,905)
Change in fair value of warrant liability	4,531			2,967	(465)
Total other income, net	(210)	2,507	4,502	9,928	6,289
Net loss before income taxes	(19,118)	(14,765)	(30,508)	(30,333)	(32,601)
Income tax	(11)		13
Net loss	(19,129)	(14,765)	(30,495)	(30,333)	(32,601)
Other comprehensive income (loss)
Foreign currency translation adjustment	650	(2,081)	1,566	1,113	(3,995)
Comprehensive loss	$ (18,479)	$ (16,846)	$ (28,929)	$ (29,220)	$ (36,596)
Net loss per common share, basic and diluted	$ (0.12)	$ (0.15)	$ (0.27)	$ (0.46)	$ (0.50)
Weighted-average number of common shares used in computing basic and diluted net loss per common share	158,566,442	97,647,688	114,149,743,000	65,493,842,000	65,493,842,000